SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Emerging Markets Equity Fund

Supplement Dated April 26, 2010

to the Class A Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity and Emerging Markets Equity Funds.

Changes in Sub-Advisers for the International Equity Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the International Equity Fund, the text relating to McKinley Capital Management, LLC and Principal Global Investors, LLC is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser and Sub-Sub Adviser	Portfolio Manager	Experience	Title
Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited	Virginie Maisonneuve Simon Webber	Since 2004 Since 1999	Head of Global and International Equities Global and International Equities — Manager and Global Sector Specialist

In addition, in the sub-section entitled “International Equity Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the paragraphs relating to McKinley Capital Management, LLC and Principal Global Investors, LLC are hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Schroder Investment Management North America Inc.: Schroder Investment Management North America, Inc. (SIMNA), located at 875 Third Avenue, New York, New York 10022 serves as a Sub-Adviser to the International Equity Fund.  SIMNA has engaged its affiliate, Schroder Investment Management North America Limited (“SIMNA Ltd.”), located at 31 Gresham Street, London, EC2V 7QA, United Kingdom to provide certain advisory services to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund’s assets allocated to SIMNA. The team consists of Virginie Maisonneuve, Head of Global and International Equities, and Simon Webber, Global and International Equities Fund Manager and Global Sector Specialist.  Ms. Maisonneuve joined the Schroders organization in 2004 and is Head of the Global and International Equities group, with overall responsibility for all International Equity portfolios.   Mr. Webber joined the Schroders organization in 1999 and is currently a fund manager for International Equity and Global Climate Change Equity portfolios and Global Sector Specialist with responsibility for the utilities and autos sectors. Based in London, Mr. Webber joined the Global and International Equities team in September 2004, specializing in the consumer discretionary and telecom services sectors.

There are no other changes in the portfolio management of the International Equity Fund.

Changes in Sub-Advisers for the Emerging Markets Equity Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Emerging Markets Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Lazard Asset Management LLC	Andrew Lacey J. Richard Tutino, CFA Ronald Temple Nicholas Sordini	Since 1996 Since 1997 Since 2001 Since 2002	Deputy Chairman, Portfolio Manager Managing Director, Portfolio Manager Managing Director, Portfolio Manager Senior Vice President, Portfolio Manager

Neuberger Berman Management LLC	Conrad A. Saldanha, CFA	Since 2008	Portfolio Manager

In addition, in the sub-section entitled “Emerging Markets Equity Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112 serves as a sub-adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund’s assets allocated to Lazard. The team consists of Kevin O’Hare, CFA, Director, Portfolio Manager/Analyst, Peter Gillespie, CFA, Senior Vice President, Portfolio Manager/Analyst, James Donald, CFA, Managing Director, Portfolio Manager/Analyst, John R. Reinsberg, Deputy Chairman, International and Global Strategies.  Mr. O’Hare joined Lazard in 2001 as a Portfolio Manager/Analyst on the Developing Markets Equity team, focusing on the technology, health care, telecommunications and consumer discretionary sectors.  Mr. Gillespie joined Lazard in 2007 and is a Senior Vice President and Portfolio Manager/Analyst on the Developing Markets Equity team, focusing on the industrials, materials and consumer staples sectors.  Prior to joining Lazard, Mr. Gillespie was a portfolio manager at Newgate Capital, LLP, where he co-managed the Asian portion of an emerging markets equity fund.  Mr. Donald joined Lazard in 1996 as a Portfolio Manager/Analyst on the Emerging Markets Equity team and Head of the Emerging Markets Group. Mr. Reinsberg joined Lazard in 1992 as Portfolio Manager/Analyst on the Global Equity and International Equity portfolio teams. He is also  Deputy Chairman of Lazard Asset Management responsible for oversight of the firm’s international and global strategies.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, NY 10158, serves as a sub-adviser to the Emerging Markets Equity Fund. Conrad A. Saldanha, CFA is responsible for the management of the portion of the Emerging Markets Equity Fund’s assets allocated to NBML. Mr. Saldanha joined NBML in

2008 as a portfolio manager. Mr. Saldanha is a Portfolio Manager for the firm’s Global Equity team and is responsible for Emerging Markets equities.  Prior to joining NBML, he held several positions at GE Asset Management Inc., most recently vice president and co-portfolio manager on the Global Emerging Markets product.

There are no other changes in the portfolio management of the Emerging Markets Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-641 (4/10)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Emerging Markets Equity Fund

Supplement Dated April 26, 2010

to the Class G Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity and Emerging Markets Equity Funds.

Changes in Sub-Advisers for the International Equity Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the International Equity Fund, the text relating to McKinley Capital Management, LLC and Principal Global Investors, LLC is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser and Sub-Sub Adviser	Portfolio Manager	Experience	Title
Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited	Virginie Maisonneuve Simon Webber	Since 2004 Since 1999	Head of Global and International Equities Global and International Equities — Manager and Global Sector Specialist

In addition, in the sub-section entitled “International Equity Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the paragraphs relating to McKinley Capital Management, LLC and Principal Global Investors, LLC are hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Schroder Investment Management North America Inc.: Schroder Investment Management North America, Inc. (SIMNA), located at 875 Third Avenue, New York, New York 10022 serves as a Sub-Adviser to the International Equity Fund.  SIMNA has engaged its affiliate, Schroder Investment Management North America Limited (“SIMNA Ltd.”), located at 31 Gresham Street, London, EC2V 7QA, United Kingdom to provide certain advisory services to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund’s assets allocated to SIMNA. The team consists of Virginie Maisonneuve, Head of Global and International Equities, and Simon Webber, Global and International Equities Fund Manager and Global Sector Specialist.  Ms. Maisonneuve joined the Schroders organization in 2004 and is Head of the Global and International Equities group, with overall responsibility for all International Equity portfolios.   Mr. Webber joined the Schroders organization in 1999 and is currently a fund manager for International Equity and Global Climate Change Equity portfolios and Global Sector Specialist with responsibility for the utilities and autos sectors. Based in London, Mr. Webber joined the Global and International Equities team in September 2004, specializing in the consumer discretionary and telecom services sectors.

There are no other changes in the portfolio management of the International Equity Fund.

Changes in Sub-Advisers for the Emerging Markets Equity Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Emerging Markets Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Lazard Asset Management LLC	Andrew Lacey J. Richard Tutino, CFA Ronald Temple Nicholas Sordini	Since 1996 Since 1997 Since 2001 Since 2002	Deputy Chairman, Portfolio Manager Managing Director, Portfolio Manager Managing Director, Portfolio Manager Senior Vice President, Portfolio Manager

Neuberger Berman Management LLC	Conrad A. Saldanha, CFA	Since 2008	Portfolio Manager

In addition, in the sub-section entitled “Emerging Markets Equity Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112 serves as a sub-adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund’s assets allocated to Lazard. The team consists of Kevin O’Hare, CFA, Director, Portfolio Manager/Analyst, Peter Gillespie, CFA, Senior Vice President, Portfolio Manager/Analyst, James Donald, CFA, Managing Director, Portfolio Manager/Analyst, John R. Reinsberg, Deputy Chairman, International and Global Strategies.  Mr. O’Hare joined Lazard in 2001 as a Portfolio Manager/Analyst on the Developing Markets Equity team, focusing on the technology, health care, telecommunications and consumer discretionary sectors.  Mr. Gillespie joined Lazard in 2007 and is a Senior Vice President and Portfolio Manager/Analyst on the Developing Markets Equity team, focusing on the industrials, materials and consumer staples sectors.  Prior to joining Lazard, Mr. Gillespie was a portfolio manager at Newgate Capital, LLP, where he co-managed the Asian portion of an emerging markets equity fund.  Mr. Donald joined Lazard in 1996 as a Portfolio Manager/Analyst on the Emerging Markets Equity team and Head of the Emerging Markets Group. Mr. Reinsberg joined Lazard in 1992 as Portfolio Manager/Analyst on the Global Equity and International Equity portfolio teams. He is also  Deputy Chairman of Lazard Asset Management responsible for oversight of the firm’s international and global strategies.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, NY 10158, serves as a sub-adviser to the Emerging Markets Equity Fund. Conrad A. Saldanha, CFA is responsible for the management of the portion of the Emerging Markets Equity Fund’s assets allocated to NBML. Mr. Saldanha joined NBML in

2008 as a portfolio manager. Mr. Saldanha is a Portfolio Manager for the firm’s Global Equity team and is responsible for Emerging Markets equities.  Prior to joining NBML, he held several positions at GE Asset Management Inc., most recently vice president and co-portfolio manager on the Global Emerging Markets product.

There are no other changes in the portfolio management of the Emerging Markets Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-642 (4/10)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement Dated April 26, 2010

to the Class I Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

Changes in Sub-Advisers for the International Equity Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the International Equity Fund, the text relating to McKinley Capital Management, LLC and Principal Global Investors, LLC is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser and Sub-Sub Adviser	Portfolio Manager	Experience	Title
Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited	Virginie Maisonneuve Simon Webber	Since 2004 Since 1999	Head of Global and International Equities Global and International Equities — Manager and Global Sector Specialist

In addition, in the sub-section entitled “International Equity Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the paragraphs relating to McKinley Capital Management, LLC and Principal Global Investors, LLC are hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Schroder Investment Management North America Inc.: Schroder Investment Management North America, Inc. (SIMNA), located at 875 Third Avenue, New York, New York 10022 serves as a Sub-Adviser to the International Equity Fund.  SIMNA has engaged its affiliate, Schroder Investment Management North America Limited (“SIMNA Ltd.”), located at 31 Gresham Street, London, EC2V 7QA, United Kingdom to provide certain advisory services to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund’s assets allocated to SIMNA. The team consists of Virginie Maisonneuve, Head of Global and International Equities, and Simon Webber, Global and International Equities Fund Manager and Global Sector Specialist.  Ms. Maisonneuve joined the Schroders organization in 2004 and is Head of the Global and International Equities group, with overall responsibility for all International Equity portfolios.  Mr. Webber joined the Schroders organization in 1999 and is currently a fund manager for International Equity and Global Climate Change Equity portfolios and Global Sector Specialist with responsibility for the utilities and autos sectors. Based in London, Mr. Webber joined the Global and International Equities team in September 2004, specializing in the consumer discretionary and telecom services sectors.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-643 (4/10)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Emerging Markets Equity Fund

Supplement Dated April 26, 2010

to the Statement of Additional Information (“SAI”) Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity and Emerging Markets Equity Funds.

Change in Sub-Advisers for the International Equity Fund

In the sub-section entitled “The Sub-Advisers,” under the section entitled “The Adviser and Sub-Advisers,” the paragraphs relating to McKinley Capital Management, LLC and Principal Global Investors, LLC are hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC. — Schroder Investment Management North America Inc. (“SIMNA”) serves as a Sub-Adviser to a portion of the assets of the International Equity Fund.  SIMNA has engaged its affiliate, Schroder Investment Management North America Limited (“SIMNA Ltd”) to provide certain advisory services to the International Equity Fund. SIMNA and SIMNA Limited are indirect wholly-owned subsidiaries of Schroders plc (Schroders), a public company and one of the largest asset managers listed on the London Stock Exchange. SIMNA and SIMNA Ltd are both a SEC-registered investment advisers for Schroders in North America.

In addition, in the sub-section entitled “Portfolio Management,” under the section entitled “The Adviser and Sub-Advisers,” the text relating to McKinley Capital Management, LLC and Principal Global Investors is hereby deleted. In the same sub-section, the following text is hereby added in the appropriate alphabetical order thereof:

SIMNA

Compensation.  SIMC pays SIMNA a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between SIMNA and SIMC. SIMNA pays SIMNA Ltd out of the sub-advisory fees earned with respect to the International Equity Fund.  The following information relates to the period ended February 28, 2010.

Schroders’ methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative measures with qualitative measures. Portfolio managers are compensated for their services to the funds and to other accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all Schroders employees. Base salary of Schroders employees is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, is benchmarked annually against market data to ensure competitive salaries, and is paid in cash. The portfolio managers’ base salary is fixed and is subject to an annual review and will increase if market movements make this necessary or if there has been an increase in responsibilities.

Each portfolio manager’s bonus is based in part on performance of the strategies they manage for funds and other accounts. Discretionary bonuses for portfolio managers may be comprised of an agreed contractual floor, a revenue component and/or a discretionary component. Any discretionary bonus is determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders’ clients. Schroders assesses the performance of their funds relative to competitors and to relevant benchmarks, which may be internally-and/or externally-based, over one and/or three year periods, the level of funds under management and the level of performance fees generated, if any. Portfolio manager performance is evaluated for all comparable funds and accounts they manage, and includes the performance of subadvisory mandates, such as the International Equity Fund.

For those employees receiving significant bonuses, a part may deferred in the form of Schroders plc stock. These employees may also receive part of the deferred award in the form of notional cash investments in a range of Schroders funds. These deferrals vest over a period of three years and are designed to ensure that the interests of the employees are aligned with those of the shareholders of Schroders.

For the purposes of determining the portfolio managers’ bonuses, the relevant external benchmarks for performance comparison include a blend of international benchmarks.

Ownership of Fund Shares. As of February 28, 2010, SIMNA’s portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of February 28, 2010, SIMNA’s portfolio managers were responsible for the day to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
Virginie Maisonneuve	5	$8,238,075	8	$752,664	13	$973,077
	2*	7,602,472	1	9,373	2	138,484
Simon Webber	5	$8,283,075	4	$340,528	9	$658,366
	2*	7,602,472	0	0	2	7,602,472

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests: Whenever a portfolio manager manages Other Accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the International Equity Fund and the investment strategy of the Other Accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the fact that Other Accounts require the portfolio manager to devote less than all of his or her time to the International Equity Fund may be seen itself to constitute a conflict with the interest of the International Equity Fund.

Each portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the International Equity Fund. Securities selected for funds or accounts other than the International Equity Fund may outperform the securities selected for the International Equity Fund. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the International Equity Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Schroders’ policies, however, require that portfolio managers allocate investment opportunities among accounts managed by them in an equitable manner over time. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by Schroders to be fair and equitable over time.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales. Also, potential conflicts of interest may arise since the structure of Schroders’ compensation may vary from account to account.  Schroders has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

There are no other changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the Emerging Markets Equity Fund

In the sub-section entitled “The Sub-Advisers,” under the section entitled “The Adviser and Sub-Advisers,” the following paragraph is hereby added in the appropriate alphabetical order thereof:

LAZARD ASSET MANAGEMENT LLC — Lazard Asset Management LLC (“Lazard”) serves as a sub-adviser to a portion of the assets of the Emerging Markets Equity Fund. Lazard is a Delaware limited liability company. It is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Interests of Lazard Group LLC are held by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange.

In addition, in the sub-section entitled “Portfolio Management,” under the section entitled “The Adviser and Sub-Advisers,” the following text is hereby added in the appropriate alphabetical order thereof:

Lazard

Compensation.  SIMC pays Lazard a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between Lazard and SIMC.  Lazard pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund.

Lazard compensates the Portfolio Managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash. Portfolio Managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a Portfolio Manager’s compensation. All of the portfolios managed by a Portfolio Manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy such as leadership, teamwork and commitment.

Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team.

Variable bonus is based on the Portfolio Manager’s quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark, depending on the investment strategy of the account, over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers. Portfolio managers are compensated based on the performance of the accounts they manage as a whole. In addition, the Portfolio Manager’s bonus can be influenced by subjective measurement of the manager’s ability to help others make investment decisions.

Ownership of Fund Shares. As of February 28, 2010, Lazard’s portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of December 31, 2009, Lazard’s portfolio managers were responsible for the day to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
Kevin O’Hare	1	$63,862	2	$63,444	2	$1,134
Peter Gillespie	1	$63,862	2	$63,444	2	$1,134
James Donald*	8	$15,454,531	14	$4,186,604	142	$7,956,331
John Reinsberg*	6	$1,307,351	4	$102,557	59	$4,326,064

* The following portfolio managers manage accounts with respect to which the advisory fee is based on the performance of the account:

(1)                                Mr. Donald manages one registered investment company and four other accounts with assets under management of approximately $1.8 billion and $1.2 billion, respectively.

(2)                                  Mr. Reinsberg manages four other pooled investment vehicles with assets under management of approximately $102.6 million.

Conflicts of Interests. Lazard’s Portfolio Managers manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm’s best thinking, not that of a single portfolio manager. Lazard manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

Although the potential for conflicts of interest exist because Lazard and the Portfolio Managers manage other accounts with similar investment objectives and strategies as the Emerging Markets Equity Fund (“Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below). In addition, the Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard’s management of the Fund and Similar Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard’s overall allocation of securities in that offering, or to increase Lazard’s ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, Portfolio Managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual Portfolio Manager’s time dedicated to each account, Lazard periodically reviews each Portfolio Manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund. In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or its Portfolio Managers have a materially larger investment in a Similar Account than their investment in the Fund.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account. Lazard manages hedge funds that are subject to performance/incentive fees. Certain hedge funds managed by Lazard may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts. Portfolio managers and portfolio management teams are generally not permitted to manage long-only assets alongside long/short assets, although may from time to time manage both hedge funds and long-only accounts, including open-end and closed-end registered investment companies.

There are no other changes in the portfolio management of the Emerging Markets Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-644 (4/10)